Pioneer Classic Balanced Fund

Supplement to the December 1, 2013 Summary Prospectus, as in effect and as may be amended from time to time

Principal investment strategies

Effective June 1, 2014, Pioneer Classic Balanced Fund will increase the extent to which it may invest in below investment grade debt securities from 10% of the fund's total assets to 20% of the fund's net assets.

As of June 1, 2014, the following replaces the corresponding information listed under "Principal investment strategies":
The fund may invest in subordinated debt securities, event-linked bonds and up to 20% of its net assets in securities that are below investment grade (also known as "junk bonds").